Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 24,520	$ 24,518	$ 20,665
Non-current assets	25,687	48,501	61,021
Net income (loss)	(30,234)	(26,115)	(26,560)
Interest and accretion	959	854	396
Amortization and depreciation	5,119	5,735	6,685
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	12,614	12,556	9,365
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	10,178	10,867	9,450
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	234	389	618
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	896	482	630
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	4,167	4,138	1,025
Net income (loss)	699	(449)	(12,601)
Interest and accretion	223	231	19
Amortization and depreciation	672	687	720
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	80	80	89
Net income (loss)	(8,142)	(7,846)	(8,422)
Interest and accretion	39	4	39
Amortization and depreciation	5	11	14
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	268	22,261	40,406
Net income (loss)	(23,908)	(19,009)	(7,024)
Interest and accretion	0	0	20
Amortization and depreciation	1,612	2,422	2,543
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	21,172	22,022	19,501
Net income (loss)	1,117	1,189	1,487
Interest and accretion	697	619	318
Amortization and depreciation	2,830	2,615	3,408
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 598	$ 224	$ 602